Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 273,471	¥ 313,126
Short-term investments in debt securities (Notes 3 and 4)	44,012	11,644
Other short-term investments (Note 3)	201,817	200,413
Trade receivables (Note 7):
Notes	19,536	16,421
Accounts	208,404	190,903
Less allowances for doubtful accounts and sales returns (Note 6)	(4,795)	(3,971)
Trade Accounts And Notes Receivable, Net, Current, Total	223,145	203,353
Inventories (Note 5)	232,899	177,361
Advance payments	72,207	52,316
Deferred income taxes (Note 16)	43,035	40,872
Other current assets (Notes 4, 6, 8, 10 and 13)	38,915	35,370
Total current assets	1,129,501	1,034,455
Investments and advances:
Investments in and advances to affiliates and unconsolidated subsidiaries (Notes 6 and 7)	1,219	1,261
Long-term investments in debt and equity securities (Notes 3 and 4)	377,075	370,124
Other long-term investments (Notes 3, 4 and 6)	15,585	10,534
Total investments and advances	393,879	381,919
Property, plant and equipment (Notes 4, 10 and 21):
Land	59,638	56,870
Buildings	288,992	290,516
Machinery and equipment	706,474	689,608
Construction in progress	7,227	8,842
Less accumulated depreciation	(814,577)	(805,737)
Total property, plant and equipment	247,754	240,099
Goodwill (Notes 2, 4 and 9)	64,701	67,602
Intangible assets (Notes 2, 9 and 10)	42,160	49,593
Other assets (Notes 6, 8, 10 and 16)	68,571	75,049
Total assets	1,946,566	1,848,717
Current liabilities:
Short-term borrowings (Note 10)	7,852	4,073
Current portion of long-term debt (Notes 4 and 10)	10,687	13,456
Trade notes and accounts payable	101,265	89,750
Other notes and accounts payable	61,226	63,779
Accrued payroll and bonus	49,092	47,131
Accrued income taxes	18,069	15,602
Other accrued liabilities	24,337	26,800
Other current liabilities (Notes 4, 13 and 16)	28,087	28,721
Total current liabilities	300,615	289,312
Non-current liabilities:
Long-term debt (Notes 4 and 10)	24,538	29,067
Accrued pension and severance liabilities (Note 11)	28,924	31,828
Deferred income taxes (Note 16)	90,005	75,619
Other non-current liabilities (Note 16)	19,125	15,629
Total non-current liabilities	162,592	152,143
Total liabilities	463,207	441,455
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	162,336	163,044
Retained earnings	1,268,548	1,168,122
Accumulated other comprehensive income	(75,633)	(51,010)
Common stock in treasury, at cost: 7,788 shares at March 31, 2010 and 7,796 shares at March 31, 2011	(50,691)	(50,624)
Total Kyocera Corporation shareholders' equity	1,420,263	1,345,235
Noncontrolling interests	63,096	62,027
Total equity	1,483,359	1,407,262
Total liabilities and equity	¥ 1,946,566	¥ 1,848,717